Income tax (Details 4) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Tax Loss Carry-forwards [Member]
Disclosure of financial assets [line items]
Beginning of the year	$ 7,904	$ 13,022
Business combinations and reclassification to other assets held for sale
Foreign exchange gain	803	(309)
Charged to the Statement of Income	908	(4,809)
Reclassification of opening amounts
Use of tax loss carry-forwards	(83)
Reserve for changes of non-controlling interest
Deconsolidation
Ending of the year	9,532	7,904
Others [Member]
Disclosure of financial assets [line items]
Beginning of the year	1,561	2,029
Business combinations and reclassification to other assets held for sale	(3)
Foreign exchange gain	149	(68)
Charged to the Statement of Income	276	(687)
Reclassification of opening amounts		287
Use of tax loss carry-forwards
Reserve for changes of non-controlling interest	77
Deconsolidation
Ending of the year	2,060	1,561
Subtotal Assets [Member]
Disclosure of financial assets [line items]
Beginning of the year	15,231	19,712
Business combinations and reclassification to other assets held for sale	(4)
Foreign exchange gain	1,815	(184)
Charged to the Statement of Income	350	(4,584)
Reclassification of opening amounts		287
Use of tax loss carry-forwards	(514)
Reserve for changes of non-controlling interest	77
Deconsolidation
Ending of the year	16,955	15,231
(Liabilities) / Assets, Net [Member]
Disclosure of financial assets [line items]
Beginning of the year	(56,420)	(57,353)
Business combinations and reclassification to other assets held for sale	(1,191)
Foreign exchange gain	1,908	1,877
Charged to the Statement of Income	(7,397)	(287)
Reclassification of opening amounts		351
Use of tax loss carry-forwards	14,277	(1,008)
Reserve for changes of non-controlling interest	77
Deconsolidation	204
Ending of the year	(48,542)	(56,420)
Trade And Other Payables [Member]
Disclosure of financial assets [line items]
Beginning of the year	5,766	4,661
Business combinations and reclassification to other assets held for sale	(1)
Foreign exchange gain	863	193
Charged to the Statement of Income	(834)	912
Reclassification of opening amounts
Use of tax loss carry-forwards	(431)
Reserve for changes of non-controlling interest
Deconsolidation
Ending of the year	5,363	5,766
Investment Properties And Property, Plant And Equipment [Member]
Disclosure of financial assets [line items]
Beginning of the year	(61,085)	(69,039)
Business combinations and reclassification to other assets held for sale	(558)
Foreign exchange gain	1,301	1,059
Charged to the Statement of Income	(8,904)	7,839
Reclassification of opening amounts		64
Use of tax loss carry-forwards	14,973
Reserve for changes of non-controlling interest
Deconsolidation	204
Ending of the year	(54,069)	(61,085)
Biological Assets [Member]
Disclosure of financial assets [line items]
Beginning of the year	(514)	(359)
Business combinations and reclassification to other assets held for sale
Foreign exchange gain	73	1
Charged to the Statement of Income	(192)	(156)
Reclassification of opening amounts
Use of tax loss carry-forwards		(1,008)
Reserve for changes of non-controlling interest
Deconsolidation
Ending of the year	(633)	(514)
Trade And Other Receivables [Member]
Disclosure of financial assets [line items]
Beginning of the year	(889)	(536)
Business combinations and reclassification to other assets held for sale
Foreign exchange gain		3
Charged to the Statement of Income	33	(356)
Reclassification of opening amounts
Use of tax loss carry-forwards
Reserve for changes of non-controlling interest
Deconsolidation
Ending of the year	(922)	(889)
Investments [Member]
Disclosure of financial assets [line items]
Beginning of the year	(73)	(30)
Business combinations and reclassification to other assets held for sale
Foreign exchange gain	(80)	(13)
Charged to the Statement of Income	59	(30)
Reclassification of opening amounts
Use of tax loss carry-forwards
Reserve for changes of non-controlling interest
Deconsolidation
Ending of the year	(94)	(73)
Intangible Assets [Member]
Disclosure of financial assets [line items]
Beginning of the year	(2,266)	(2,985)
Business combinations and reclassification to other assets held for sale
Foreign exchange gain	(510)	262
Charged to the Statement of Income	383	457
Reclassification of opening amounts
Use of tax loss carry-forwards
Reserve for changes of non-controlling interest
Deconsolidation
Ending of the year	(2,393)	(2,266)
Tax inflation adjustment [Member]
Disclosure of financial assets [line items]
Beginning of the year	(4,385)
Business combinations and reclassification to other assets held for sale	(33)
Foreign exchange gain
Charged to the Statement of Income	(1,856)	(4,385)
Reclassification of opening amounts
Use of tax loss carry-forwards
Reserve for changes of non-controlling interest
Deconsolidation
Ending of the year	6,274	(4,385)
Borrowings [Member]
Disclosure of financial assets [line items]
Beginning of the year	(1,058)	(1,286)
Business combinations and reclassification to other assets held for sale
Foreign exchange gain	(282)	93
Charged to the Statement of Income	386	135
Reclassification of opening amounts
Use of tax loss carry-forwards
Reserve for changes of non-controlling interest
Deconsolidation
Ending of the year	(954)	(1,058)
Inventories [Member]
Disclosure of financial assets [line items]
Beginning of the year	(728)	(202)
Business combinations and reclassification to other assets held for sale	(3)
Foreign exchange gain	134	30
Charged to the Statement of Income	(49)	(556)
Reclassification of opening amounts
Use of tax loss carry-forwards
Reserve for changes of non-controlling interest
Deconsolidation
Ending of the year	(646)	(728)
Others [Member]
Disclosure of financial assets [line items]
Beginning of the year	(653)	(2,628)
Business combinations and reclassification to other assets held for sale	(593)
Foreign exchange gain	(543)	626
Charged to the Statement of Income	2,459	1,349
Reclassification of opening amounts
Use of tax loss carry-forwards	(182)
Reserve for changes of non-controlling interest
Deconsolidation
Ending of the year	488	(653)
Subtotal Liabilities [Member]
Disclosure of financial assets [line items]
Beginning of the year	(71,651)	(77,065)
Business combinations and reclassification to other assets held for sale	(1,187)
Foreign exchange gain	93	2,061
Charged to the Statement of Income	(7,747)	4,297
Reclassification of opening amounts		64
Use of tax loss carry-forwards	14,791	(1,008)
Reserve for changes of non-controlling interest
Deconsolidation	204
Ending of the year	$ (65,497)	$ (71,651)